CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration and Evaluation
Resource property expense	$ 38,555	$ 58,700	$ 39,802
General and Administrative
Management and consulting	127,972	117,188	125,345
Office and administration	36,868	31,147	19,227
Professional fees	28,186	38,579	33,171
Listing and filing fees	21,713	15,343	11,042
Insurance	7,159	8,087	7,886
Shareholder communication	5,571	5,414	4,059
Banking costs	1,692	1,972	1,422
Depreciation		610	1,058
Impairment of exploration and evaluation assets			257,942
Total expenses	229,161	218,340	461,152
Net (Loss) and Comprehensive (Loss) Before Other Items	(267,716)	(277,040)	(500,954)
Other (income)
Gain (loss) on write off of amounts receivable and accounts payable	(833)		714
Loss on sale of real estate property		(16,351)
Foreign exchange gain (loss)	(4,613)	(10,429)	21,787
Gain on write off of related party debt	587,500	31,627
Gain on sale of equipment			3,500
Total other income	582,054	4,847	26,001
Net Income / (Loss) and Comprehensive Income / (Loss)	$ 314,338	$ (272,193)	$ (474,953)
Basic and Diluted Earnings (Loss) per Common Share	$ 0.04	$ (0.03)	$ (0.06)
Weighted Average Number of Shares Outstanding	7,966,354	7,891,253	7,829,540